Summary of Semi-Annual Period August 1, 2001 through January 31, 2002

Dear Shareholder,

The Polynous Growth Fund's latest semi-annual period (ending January 31, 2002) resulted in attractive performance for its shareholders during another very difficult period for the overall stock market. Please refer to the management discussion in the following section for comparative performance information and a commentary on the Fund's performance as this shareholder letter will contain more general commentary on overall economic and stock market conditions.

As my previous shareholder letter commented on a "perfect storm" sequence of stock market and economic events, this letter will comment on the horrific storm of events that occurred on September 11, 2001 and their effects on the economy and the stock market. As we all know, a previously inconceivable event happened on September 11, 2001 with the attacks on New York and Washington, DC. Relative to the norms of life in the United States, I still find no adequate ways to express how such events have affected each of us as individuals or have affected the nation collectively. I believe the unprecedented nature of such events did, however, result in temporarily severe psychological effects on our nation's population that significantly outweighed the events' economic effects.

Beyond the unprecedented shutdown of our nation's financial markets due to the chaos in New York, the entire economy also seemed to temporarily shut down as each of us tried to find a new balance in a suddenly uncertain world. Aside from the disruption in our personal activities, most normal activities of commerce were also suspended in the midst of such uncertainties. In such a vacuum of uncertainty, the stock market's reaction when it finally reopened was predictable as it plunged for roughly ten days. Although many economic events are inexplicable at the time they begin changing, the stock market did finally begin stabilizing in late-September. Part of the stabilization was due to the extreme flood of liquidity that the Federal Reserve was injecting into the economy but the turnaround was also attributable to what I what will call the invisible hand of American capitalism. Because of the rewards available in our capitalistic system, there will always be some portion of our country's population that is willing to look through perceived near-term risks. Also, regardless of the horrific events of September 11, the intellectual capital of the country had suffered no significant losses. Companies with leading edge technologies had experienced no diminution of their capabilities. Companies with superior economic characteristics such as pristine balance sheets and high operating margins had not experienced any permanent change in those characteristics. Although the overall shock of September's events may have obscured such characteristics for a short period of time, by the time that many high quality stocks had declined by 25 to 50 percent from their pre-September 11 levels, there had been created an equally powerful negative vacuum that set the stage for a significant stock market rally.

Complicating investor's visibility during this period, however, was the suddenly admissible conclusion that the economy was possibly already in a recession. Prior to the attacks, there had already been five Federal Reserve interest rate cuts during 2001 but the economy did not yet appear to have gained any strength. Before the attacks, it appeared politically incorrect to suggest that the country was in a recession but after the attacks the universal conclusion seemed to be that a recession was unavoidable. The corporate sector unfortunately reacted to such a sea change by immediately cutting expenses, inventories, and capital budgets and laying off workers. The technical requirement for a recession -two quarters of negative economic growth - then appeared to be a complete certainty given the chain of events. Fortunately, however, the magic of easing liquidity was beginning to work its way through the system. Federal Reserve interest rate cuts have a remarkably predictive ability to resuscitate economic growth within nine-to-twelve months after the start of interest rates being cut. Although the additional interest rate cuts and liquidity flood after the attacks were certainly of assistance, a late-2001 economic recovery was also already baked into the system. Such a recovery was unfortunately not strong enough to offset lingering consumer uncertainties during the very important holiday shopping season, but economic activity during the first quarter of 2002 has now been very surprising for its strength.

The economy's current strength does, however, appear to be causing some complications currently for the stock market. As mentioned earlier, the stock market had already had a huge rally from its post September 11 lows. The earlier stages of an economic recovery are not usually known for strong earnings growth, however, and so a combination of apparently high stock valuations and currently low earnings levels have created further uncertainties in the stock market. A recovering economy also has the ironic effect of reallocating the excess liquidity that had been allocated to financial assets back into supporting the growth of the real economy by increasing working capital and capital expenditures. While I do not believe that the stock market is at significant risk for another serious decline, I do believe that there be a choppy environment for the foreseeable future. As the recovering economy takes hold, however, and consensus opinions become more confident about recovering corporate earnings, the stock market will have an easier time but that process will probably take the remainder of 2002 to unfold.

Regardless of an overall choppy environment, however, the market may still be a productive place for our disciplined investment approach. As the Fund's research process is continually evaluating changing economic, sector, industry, and company fundamentals, I believe that there will be continual opportunities in a potentially volatile market environment. Long-term investing opportunities should be available as good quality growth stocks are temporarily at unusually attractive valuations. Short-term investing opportunities should also be available in more cyclical stocks as consensus opinions are continually changing about the pace of the economic recovery. Although there are no certainties that the Fund can effectively navigate through such a volatile environment, I look forward to the challenge of attempting to continue the Fund's recently attractive results.

                                                              Yours truly,

                                                              Kevin L. Wenck
                                                              President
The views expressed are those of the author. Views expressed are subject to change based on market and other conditions. This report contains forward-looking statements, and actual results may differ materially from those projected in such statements. For a prospectus and more information, including charges and expenses, call toll free 1-800-924-3863. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Polynous Securities, LLC.
345 California Street, Suite 1220
San Francisco, CA 94104
Member NASD, SIPC

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


Management's Discussion of Fund Performance

-----------------------------------------------------------------------------------------------------
        Returns for Periods Ended January 31, 2002
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                   Average Annual
                                                                                       Return
                                                                                   Since Inception
Fund / Index                                                 One Year             (August 12, 1996)
-----------------------------------                        --------------        --------------------
-----------------------------------                        --------------        --------------------

Polynous Growth Fund                                              -0.65%                0.57%
Russell 2000 Index                                                -3.60%                8.81%
S&P 500 Index                                                    -16.21%               11.74%


The Polynous Growth Fund produced attractive relative and absolute performance during the Fund's most recent semi-annual period. The Fund's performance of 6.2 percent (1.7 percent with sales load) during the semi-annual period compares favorably to market index returns of 0.4 percent for the Russell 2000 index and -6.1 percent for the Standard & Poor's 500 index. Positive performance was mainly attributable to actively purchasing many premier growth stocks at temporarily depressed valuations during the severe market decline that followed the attacks of September 11. Although the Fund's existing portfolio at the time was also severely affected by the temporary market decline, most of the existing holdings also recovered completely during the subsequent market advance.

             Polynous Growth Fund         Russell 2000 Index

    08/12/96        10,000.00                  10,000.00
    08/31/96        10,283.33                  10,209.60
    09/30/96        10,183.33                  10,608.55
    10/31/96        10,150.00                  10,445.06
    11/30/96        10,550.00                  10,875.41
    12/31/96        10,610.00                  11,160.43
    01/31/97        10,835.39                  11,383.50
    02/28/97        10,685.13                  11,107.48
    03/31/97        10,226.00                  10,583.36
    04/30/97        10,267.74                  10,612.85
    05/31/97        11,144.26                  11,793.52
    06/30/97        11,369.65                  12,298.97
    07/31/97        11,979.03                  12,871.26
    08/31/97        12,062.51                  13,165.79
    09/30/97        13,089.28                  14,129.43
    10/31/97        12,872.24                  13,508.73
    11/30/97        12,847.20                  13,421.32
    12/31/97        12,545.01                  13,656.28
    01/31/98        12,480.77                  13,440.73
    02/28/98        13,572.84                  14,434.61
    03/31/98        14,554.78                  15,029.87
    04/30/98        14,518.07                  15,113.06
    05/31/98        13,985.81                  14,299.12
    06/30/98        12,875.38                  14,329.19
    07/31/98        11,792.49                  13,169.17
    08/31/98         9,305.52                  10,611.94
    09/30/98         9,479.88                  11,442.49
    10/31/98         9,672.60                  11,909.19
    11/30/98        10,535.24                  12,533.11
    12/31/98        11,003.27                  13,308.63
    01/31/99        10,737.13                  13,485.51
    02/28/99         9,975.44                  12,393.24
    03/31/99         9,667.09                  12,586.73
    04/30/99        10,247.42                  13,714.61
    05/31/99        10,825.74                  13,914.95
    06/30/99        10,958.44                  14,544.16
    07/31/99        10,799.62                  14,145.12
    08/31/99        10,001.84                  13,621.58
    09/30/99         9,461.34                  13,624.56
    10/31/99         8,407.47                  13,679.74
    11/30/99         8,627.43                  14,496.58
    12/31/99         8,972.18                  16,137.59
    01/31/00         8,817.07                  15,878.42
    02/29/00         8,572.59                  18,500.51
    03/31/00         9,262.99                  17,280.76
    04/30/00         9,346.26                  16,240.86
    05/31/00         8,671.86                  15,294.32
    06/30/00         9,573.92                  16,627.59
    07/31/00         9,208.05                  16,092.65
    08/31/00        10,285.34                  17,320.49
    09/30/00         9,098.47                  16,811.41
    10/31/00         9,426.61                  16,061.00
    11/30/00         8,289.88                  14,412.31
    12/31/00         8,986.29                  15,650.07
    01/31/01        10,377.41                  16,464.83
    02/28/01         9,986.13                  15,384.54
    03/31/01         9,842.82                  14,631.98
    04/30/01        10,507.71                  15,776.64
    05/31/01        10,687.84                  16,164.44
    06/30/01        10,377.61                  15,827.86
    07/31/01        10,137.44                  15,817.37
    08/31/01         9,426.92                  15,306.47
    09/30/01         7,405.43                  13,246.09
    10/31/01         8,676.36                  14,021.20
    11/30/01         9,847.22                  15,106.70
    12/31/01        11,188.21                  16,039.11
    01/31/02        10,767.90                  15,872.31


This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Index on August 12, 1996 (inception of the Fund) and held through January 31, 2002. The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Polynous Growth Fund portfolio. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

The Polynous Growth Fund
Schedule of Investments - January 31, 2002 (Unaudited)

Common Stocks - 74.1%                                                                   Shares                Value

Drawing And Insulating Nonferrous Wire - 15.8%
Optical Cable Corp. (a)                                                              1,079,200               $ 1,230,288
                                                                                                         ----------------

Drilling Oil & Gas Wells - 1.2%
Key Energy Services, Inc. (a)                                                           10,600                    91,478
                                                                                                         ----------------

Hospital & Medical Service Plans - 5.2%
Centene Corp. (a)                                                                        1,000                    18,500
Lifepoint Hospitals Holdings, Inc. (a)                                                   5,700                   198,873
Health Net, Inc. Class A (a)                                                             8,300                   184,924
                                                                                                         ----------------
                                                                                                                 402,297
                                                                                                         ----------------
In Vitro & In Vivo Diagnostic Substances - 4.1%
Able Laboratories, Inc. (a)                                                            690,000                   317,849
                                                                                                         ----------------

Laboratory Analytical Instruments - 2.3%
Cytyc Corp. (a)                                                                          8,000                   181,680
                                                                                                         ----------------

Men's & Boys' Furnishings, Work Clothing, And Allied Garments - 2.2%
Quiksilver, Inc. (a)                                                                     9,300                   170,748
                                                                                                         ----------------

Miscellaneous - 1.3%
Therimmune Research Corp.                                                               25,000                   100,000
                                                                                                         ----------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.3%
DHB Industries, Inc. (a)                                                                27,900                   182,466
                                                                                                         ----------------

Pharmaceutical Preparations - 2.4%
Amarin Corp. PLC. (a) (c)                                                                2,600                    52,780
United Therapeutics Corp. (a)                                                           14,000                   138,040
                                                                                                         ----------------
                                                                                                                 190,820
                                                                                                         ----------------
Radio Telephone Communications - 2.2%
Lightbridge, Inc. (a)                                                                   14,500                   169,795
                                                                                                         ----------------

Retail - Family Clothing Stores - 2.3%
Stein Mart, Inc. (a)                                                                    20,300                   179,858
                                                                                                         ----------------

Security Software & Services - 2.1%
NetScreen Technologies, Inc. (a)                                                         8,000                   163,600
                                                                                                         ----------------

Semiconductors & Related Devices - 2.1%
Aware, Inc. (a)                                                                         22,200                   162,504
                                                                                                         ----------------

Services - Prepackaged Software - 2.8%
VERITAS Software Corp. (a)                                                               5,200                   221,260
                                                                                                         ----------------

Services-Advertising - 2.4%
Doubleclick, Inc. (a)                                                                    16900                   190,801
                                                                                                         ----------------
The Polynous Growth Fund
Schedule of Investments - January 31, 2002 - Continued  (Unaudited)

Common Stocks - 74.1% - Continued                                                       Shares                Value

Services-Computer Integrated Systems Design - 0.4%
Imagis Technologies, Inc. (a)                                                           17,500                  $ 31,500
                                                                                                         ----------------

Services-Computer Programming Services - 4.2%
PDF Solutions, Inc. (a)                                                                 12,296                   177,062
Simplex Solutions, Inc. (a)                                                             12,200                   150,792
Synaptics, Inc. (a)                                                                        200                     2,596
                                                                                                         ----------------
                                                                                                                 330,450
                                                                                                         ----------------
Services-Engineering - 2.4%
Tetra Tech, Inc. (a)                                                                    11,000                   187,990
                                                                                                         ----------------

Services-General Medical & Surgical Hospitals, Nec - 2.0%
Community Health Systems, Inc. (a)                                                       6,500                   152,685
                                                                                                         ----------------

Services-Hospitals - 1.9%
RehabCare Group, Inc. (a)                                                                6,400                   147,328
                                                                                                         ----------------

Services-Management Consulting Services - 2.5%
Exult, Inc. (a)                                                                         20,000                   193,600
                                                                                                         ----------------

Services-Prepackaged Software - 8.3%
Actuate Corp. (a)                                                                       28,900                   190,740
Magma Design Automation, Inc. (a)                                                        6,000                   147,000
Marimba, Inc. (a)                                                                       35,000                   114,450
SmartForce, PLC. (a)                                                                    11,000                   192,060
                                                                                                         ----------------
                                                                                                                 644,250
                                                                                                         ----------------
Telephone & Telegraph Apparatus - 1.7%
ONI Systems Corp. (a)                                                                   23,800                   134,946
                                                                                                         ----------------


TOTAL COMMON STOCKS (Cost $5,361,180)                                                                          5,778,193
                                                                                                         ----------------

                                                                                     Principal
                                                                                        Amount                Value
U.S. Government Securities - 25.6%
Federal Home Loan Discount Note, 1.62.%, (Cost $1,995,000)                         $ 1,995,000             $ 1,995,000
                                                                                                         ----------------

Money Market Securities - 7.8%
Huntington Money Fund - Investment A, 0.78% (b) (Cost $300,000)                        300,000                   300,000
First American Treasury Obligation Fund, 1.33% (b) (Cost $305,848)                     305,848                   305,848
                                                                                                         ----------------
                                                                                                               $ 605,848
                                                                                                         ----------------

TOTAL INVESTMENTS - 107.4% (Cost $7,962,028)                                                                   8,379,041
                                                                                                         ----------------
                                                                                                         ----------------
Other assets less liabilities - (7.4)%                                                                          (578,736)
                                                                                                         ----------------
                                                                                                         ----------------
Total Net Assets - 100.0%                                                                                    $ 7,800,305
                                                                                                         ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at January 31, 2002.
(c) American Depositary Receipt.

The Polynous Growth Fund                                         January 31, 2002
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $7,962,028)                                                 $ 8,379,041
Interest receivable                                                                                560
Receivable for fund shares sold                                                                  4,776
Receivable for investments sold                                                                 10,179
Receivable from investment advisor
   for reimbursed expenses                                                                      30,434
                                                                                     ------------------
                                                                                     ------------------
   Total assets                                                                              8,424,990
                                                                                     ------------------
                                                                                     ------------------

Liabilities
Payable to custodian                                                                               170
Accrued distribution fee payable                                                                 1,813
Other payables and accrued expenses                                                             36,551
Payable for investments purchased                                                              586,151
                                                                                     ------------------
                                                                                     ------------------
   Total liabilities                                                                           624,685
                                                                                     ------------------
                                                                                     ------------------

Net Assets                                                                                 $ 7,800,305
                                                                                     ==================
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                             13,440,897
Undistributed net investment loss                                                              (57,093)
Accumulated net realized loss on investments                                                (6,000,512)
Net unrealized appreciation on investments                                                     417,013
                                                                                     ------------------
                                                                                     ------------------

Net Assets:
Applicable to 725,108 shares; unlimited number of shares of beneficial
interest authorized with no par value                                                      $ 7,800,305
                                                                                     ==================
                                                                                     ==================

Net Asset Value
Net Assets
Net asset value per share ($7,800,305/725,108)                                                 $ 10.76
Offering price per share ($10.76/0.955)                                                        $ 11.26
Redemption price per share ($10.76*0.99)                                                       $ 10.65

The Polynous Growth Fund
Statement of Operations for the six
  months ended January 31, 2002 (Unaudited)

Investment Income
Dividend income                                                                                    3,539
Interest income                                                                                   12,135
Accretion of discount                                                                              4,096
                                                                                          ---------------
                                                                                          ---------------
Total Income                                                                                      19,770
                                                                                          ---------------
                                                                                          ---------------

Expenses
Investment advisory fees                                                                          35,596
Administration fees                                                                               15,000
Transfer agent fees                                                                               10,375
Custodian fees                                                                                     1,058
Distribution fee                                                                                   8,899
Fund accounting expense                                                                            7,200
Audit fees                                                                                         3,865
Registration fees                                                                                  7,731
Legal fees                                                                                         6,674
Shareholder reports                                                                                1,500
Trustees' fees                                                                                     1,000
Insurance expense                                                                                    117
                                                                                          ---------------
                                                                                          ---------------
Total expenses before reimbursement                                                               99,015
Reimbursed expenses                                                                              (31,384)
                                                                                          ---------------
                                                                                          ---------------
Net expenses                                                                                      67,631
                                                                                          ---------------
                                                                                          ---------------

Net Investment Loss                                                                              (47,861)
                                                                                          ---------------
                                                                                          ---------------

Realized & Unrealized Gain
Net realized gain (loss) on investment securities                                                232,128
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                      250,258
                                                                                          ---------------
                                                                                          ---------------
Net realized and unrealized gain (loss) on investment securities                                 482,386
                                                                                          ---------------
                                                                                          ---------------

Net increase (decrease) in net assets resulting from operations                                $ 434,525
                                                                                          ===============

The Polynous Growth Fund
Statement of Changes in Net Assets
                                                                                  For the six                  For the
                                                                                 months ended                year ended
                                                                               January 31, 2002             July 31, 2001
                                                                                  (Unaudited)
                                                                          ----------------------------  ----------------------
Increase (Decrease) in Net Assets
Operations
   Net investment gain (loss)                                                               $ (47,861)               $ (9,231)
   Net realized gain (loss) on investment securities                                          232,128                 511,869
   Change in net unrealized appreciation (depreciation)                                       250,258                 222,891
                                                                          ----------------------------  ----------------------
                                                                          ----------------------------  ----------------------
   Net increase (decrease) in net assets resulting from operations                            434,525                 725,529
                                                                          ----------------------------  ----------------------
Distributions to shareholders
   From investment income                                                                           0                       0
   From net realized gain                                                                           0                       0
                                                                          ----------------------------  ----------------------
   Total distributions                                                                              0                       0
                                                                          ----------------------------  ----------------------
Capital Share Transactions
   Proceeds from shares sold                                                                   88,206                 123,408
   Reinvestment of distributions                                                                    0                       0
   Amount paid for shares repurchased                                                        (353,402)               (810,746)
                                                                          ----------------------------  ----------------------
   Net decrease in net assets resulting
      from capital share transactions                                                        (265,196)               (687,338)
                                                                          ----------------------------  ----------------------
                                                                          ----------------------------  ----------------------
   Total increase (decrease) in net assets                                                    169,329                  38,191
                                                                          ----------------------------  ----------------------

Net Assets
   Beginning of period                                                                      7,630,976               7,592,785
                                                                          ----------------------------  ----------------------
   End of period                                                                          $ 7,800,305             $ 7,630,976
                                                                          ============================  ======================


Capital Share Transactions
   Shares sold                                                                                  9,377                  12,093
   Shares issued in reinvestment of distributions                                                   0                       0
   Shares repurchased                                                                         (37,292)                (84,255)
                                                                          ----------------------------  ----------------------

   Net decrease from capital transactions                                                     (27,915)                (72,162)
                                                                          ============================  ======================

The Polynous Growth Fund
Financial Highlights

                                    For the six                                                                       For the period
                                    months ended           For the          For the         For the       For the     Aug. 12, 1996*
                                  January 31, 2001        year ended       year ended      year ended   year ended         through
                                    (Unaudited)         July 31, 2001  July 31, 2000      July 31, 1999  July31, 1998 July 31, 1997
                                 -------------------    --------------- ----------------  ------------  -------------   ------------
Selected Per Share Data
Net asset value, beginning of period        $ 10.13             $ 9.20          $ 10.79       $ 12.85        $ 14.35        $ 12.00
                                 -------------------    --------------- ----------------  ------------  -------------   ------------
Income from investment operations
   Net investment income (loss)               (0.06)             (0.01)           (0.12)        (0.18)         (0.21)          0.96
   Net realized and unrealized gain (loss)     0.69               0.94            (1.47)        (1.01)          0.07           1.41
                                 -------------------    --------------- ----------------  ------------  -------------   ------------
Total from investment operations               0.63               0.93            (1.59)        (1.19)         (0.14)          2.37
                                 -------------------    --------------- ----------------  ------------  -------------   ------------
Less distributions
   From net investment income                  0.00               0.00             0.00          0.00          (0.88)          0.00
   From net realized gain                      0.00               0.00             0.00         (0.87)         (0.48)         (0.02)
                                 -------------------    --------------- ----------------  ------------  -------------   ------------
Total distributions                            0.00               0.00             0.00         (0.87)         (1.36)         (0.02)
                                 -------------------    --------------- ----------------  ------------  -------------   ------------
                                 -------------------    ---------------
Net asset value, end of period              $ 10.76            $ 10.13           $ 9.20       $ 10.79        $ 12.85        $ 14.35
                                 ===================    =============== ================  ============  =============   ============

Total Return  (a)                             6.22%             10.09%           (14.74)%       (8.34)%        (1.33)%       20.53%

Ratios and Supplemental Data
Net assets, end of period (000's)            $7,800             $7,631           $7,593       $16,702        $27,124         $22,509
Ratio of expenses to average net assets       1.90% (b)          1.90%            1.90%         1.90%          1.99% (c)   2.00% (b)
Ratio of expenses to average net assets
   before reimbursement                       2.78% (b)          4.42%            4.09%         2.41%          2.19%       2.73% (b)
Ratio of net investment income to
   average net assets                         (1.34)(b)          (0.12)%          (0.95)%       (1.42)%        (1.02)%    10.17% (b)
Ratio of net investment income to
   average net assets before reimbursement    (2.23)(b)          (2.64)%          (3.14)%       (1.93)%        (1.22)%     9.44% (b)
Portfolio turnover rate                     242.91%            494.19%          261.88%       102.53%        140.15%        925.07%

* Commencement of investment operations
(a) Total return calculation does not reflect sales load.
(b) Annualized
(c) Reflects the reduction of the Operating Expense Ratio to 1.90% from 2.00% on June 22, 1998.

                                              Polynous Growth Fund
                                          Notes to Financial Statements
                                                January 31, 2002
                                                   (Unaudited)

NOTE 1. ORGANIZATION

     The Polynous Growth ("the Fund") was organized as a part of AmeriPrime Advisors Trust (the "Trust") on February 8, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement & Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. On March 30, 2001, the Fund acquired all of the assets and assumed all of the liabilities of the Polynous Growth Fund, a series of the Polynous Trust (the "Predecessor Fund") in a tax-free organization. The investment objective of the Fund is long-term capital appreciation. .

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's advisor (the "Advisor"), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an
                                              Polynous Growth Fund
                                          Notes to Financial Statements
                                          January 31, 2002 - continued
                                                   (Unaudited)

accrual basis.  Discounts and premiums on securities purchased are amortized
over the life of the respective securities.   Generally accepted accounting
principles require that permanent financial reporting tax


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Polynous Capital Management, Inc. (the "Advisor") to manage the Fund's investments. The Advisor is a California corporation established in May 1996. Kevin L. Wenck is the president, board member, officer, and shareholder of the Advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor received $35,596 from the Fund for the period ended January 31, 2002. The Advisor has contractually agreed to reduce some, or all, of its management fees and/or reimburse Fund expenses to keep total annual operating expenses at or below 1.90% through March 31, 2004. For the semi-annual period ended January 31, 2002, the Advisor was obligated to reimburse expenses of $31,384.

     The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets up to $50 million, 0.075% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the semi-annual period of February 1, 2001 through January 31, 2002, Unified earned fees of $15,000 from the Fund for services provided to the Fund.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified earned a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the semi-annual period of February 1, 2001 through January 31, 2002, Unified earned fees of $10,375 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the semi-annual period of February 1, 2001 through January 31, 2002, Unified earned fees of $7,200 from the Fund for fund accounting services provided to the Fund. A Trustee and officers of the Trust are members of management and/or employees of Unified.

    The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Fund's distributor, Polynous Securities, LLC (the "Distributor"), for expenses in distributing shares and promoting sales of the Fund. For the semi-annual period ended January 31, 2002, the Fund paid the Distributor $8,899 for distribution costs incurred. Kevin L. Wenck may be deemed to be an affiliate of the Distributor.



                                              Polynous Growth Fund
                                          Notes to Financial Statements
                                          January 31, 2002 - continued
                                                   (Unaudited)

NOTE 4.  INVESTMENTS

     For the semi-annual period ended January 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $76,396,546 and $70,096,024, respectively. As of January 31, 2002, the gross unrealized appreciation for all securities totaled $685,360 and the gross unrealized depreciation for all securities totaled $268,347 for a net unrealized appreciation of $417,013. The aggregate cost of securities for federal income tax purposes at January 31, 2002 was $7,962,028.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2002, Delaware Charter Guarantee & Trust beneficially owned in aggregate more than 30% of the Fund.

NOTE 7. FEDERAL INCOME TAXES

     At January 31, 2002, the Fund had available for federal tax purposes an unused capital loss carry forward of $5,091,459, of which $2,331,107 expires in 2007 and $2,760,352 expires in 2008. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.
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